BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Assets	R$ 56,939,179	R$ 56,327,311
Current assets	13,464,205	12,662,929
Cash and cash equivalents	3,610,324	3,258,743
Marketable securities	2,274,316	2,434,441
Trade accounts receivable	4,901,777	4,677,935
Inventories	357,204	293,529
Recoverable income tax and social contribution	68,769	111,376
Recoverable taxes, fees and contributions	1,138,888	946,103
Prepaid expenses	329,362	280,851
Derivative financial instruments	452,203	379,888
Leases	34,098	33,717
Other assets	297,264	246,346
Non-current assets	43,474,974	43,664,382
Marketable securities	26,339	15,241
Trade accounts receivable	137,306	137,815
Recoverable income tax and social contribution	258,415	214,880
Recoverable taxes, fees and contributions	911,704	907,353
Deferred income tax and social contribution	1,355,604	1,081,633
Judicial deposits	677,150	677,530
Prepaid expenses	340,247	281,290
Derivative financial instruments		522,822
Leases	200,148	206,670
Other financial assets	514,109	550,669
Other assets	29,492	29,905
Investment	1,260,486	1,368,286
Property, plant and equipment	23,171,451	22,815,328
Intangible assets	14,592,523	14,854,960
Total liabilities and shareholders' equity	56,939,179	56,327,311
Total liabilities	32,961,788	29,922,675
Current liabilities	15,201,168	12,827,248
Suppliers	5,138,780	4,986,912
Loans and financing	925,626	348,353
Lease liabilities	1,702,899	1,629,698
Derivative financial instruments	168,711	224,275
Payroll and related charges	361,271	353,256
Income tax and social contribution payable	162,102	46,610
Taxes, fees and contributions payable	4,855,551	3,888,568
Dividends and interest on shareholders' equity payable	1,219,319	671,525
Authorizations payable	321,761	299,354
Deferred revenues	259,527	280,422
Other liabilities and provision	85,621	98,275
Non-current liabilities	17,760,620	17,095,427
Loans and financing	1,853,097	2,687,148
Lease liabilities	12,061,969	10,946,148
Income tax and social contribution payable	19,395
Taxes, fees and contributions payable	33,208	38,286
Provision for legal and administrative proceedings	1,559,687	1,564,293
Pension plan and other post-employment benefits	4,485	3,461
Authorizations payable	1,159,672	1,180,428
Deferred revenues	506,184	559,445
Obligations to shareholders	534,292	23,997
Other liabilities and provision	28,631	92,221
Shareholders' equity	23,977,391	26,404,636
Share capital	13,477,891	13,477,891
Capital reserves	388,236	373,020
Profit reserves	10,192,763	12,559,460
Other comprehensive income	(2,960)	(2,284)
Treasury shares	R$ (78,539)	R$ (3,451)